Summary of Significant Accounting Policies - Debt Issuance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Deferred financing costs	$ 1,231	$ 553
Amortization related to financing activities	$ 206	$ 228	$ 18